Related parties - Significant loan transactions with related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		₩ 58,224		₩ 80,539
Execution		47,590		5,986
Collection		(33,852)		(28,480)
Other		206	[1]	179	[2]
Ending		72,168		58,224
Nomura Rifa Private Real Estate Investment Trust No.19
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		11,880		11,973
Execution		0		0
Collection		0		0
Other		0	[1]	(93)	[2]
Ending		11,880		11,880
IGIS PRIVATE REAL ESTATE TRUST NO.331
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0		9,688
Execution				0
Collection				(9,769)
Other	[2]			81
Ending				0
EDNCENTRAL Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		19,739		19,381
Execution		0		0
Collection		(20,000)		0
Other		261	[1]	358	[2]
Ending		0		19,739
Goduck Gangil1 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		12,000		24,000
Execution		0		0
Collection		(5,175)		(12,000)
Other		0	[1]	0	[2]
Ending		6,825		12,000
Goduck Gangil10 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		7,600		9,400
Execution		0		600
Collection		(4,500)		(2,400)
Other	[1]	0
Ending		3,100		7,600
IMM Global Private Equity Fund
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		800		800
Execution		0		0
Collection		0		0
Other		0	[1]	0	[2]
Ending		800		800
COSPEC BIM tech
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0		151
Execution				0
Collection				0
Other	[2]			(151)
Ending				0
iPIXEL Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		55		0
Execution		0		71
Collection		0		0
Other		(55)	[1]	(16)	[2]
Ending		0		55
Logisvalley Shinhan REIT Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Execution		43,000
Collection		0
Other	[1]	0
Ending		43,000		0
Key management personnel and their immediate relatives
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		6,150		5,146
Execution		4,590		5,315
Collection		(4,177)		(4,311)
Other		0	[1]	0	[2]
Ending		₩ 6,563		₩ 6,150

[1]	The effect on changes in allowance for credit loss is included.
[2]	The effect on changes in allowance for credit loss is included. 58